UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

                         ANNUAL REPORT OF PROXY VOTING
                        RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act File Number: 811-03231

                             SEI LIQUID ASSET TRUST

                                   REGISTRANT
                             SEI Liquid Asset Trust
                             CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                                 (800) 342-5734

                               AGENT FOR SERVICE
                             CT Corporation System
                               101 Federal Street
                                Boston, MA 02110

                         Date of Fiscal Year End: 6/30

            Date of Reporting Period: July 1, 2008 to June 30, 2009

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PRIME OBLIGATION FUND

No votes have been cast on securities by this fund during the reporting period.




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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Name of Registrant: SEI Liquid Asset Trust

By: /s/ Robert A. Nesher

President

Date: August 31, 2009

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